Nature of Business	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Nature of Business

1.  NATURE OF BUSINESS

Quarterhill Inc. (“Quarterhill” or the “Company”), formerly “Wi-LAN Inc.”, is a Canadian company with its shares listed under the symbol “QTRH” on each of the Toronto Stock Exchange (the “TSX”) and the Nasdaq Global Select Market.  On May 4, 2017, the Company acquired VIZIYA Corp. and its related entities (collectively, “VIZIYA”).  On June 1, 2017, the Company acquired International Road Dynamics Inc. (“IRD”).  Immediately following the acquisition of IRD on June 1, 2017, the Company (then named “Wi-LAN Inc.”) amalgamated with seven of its subsidiaries under the Canada Business Corporations Act, with the resulting amalgamated corporation named “Quarterhill Inc.”  Immediately following this amalgamation, the Company transferred all of its assets and liabilities relating to its former intellectual property licensing business to a wholly-owned subsidiary whose name was then changed to “Wi-LAN Inc.” Quarterhill owns a 100% interest in Wi-LAN Inc. ("WiLAN").  On July 18, 2017, the Company acquired iCOMS Detections S.A. (“iCOMS”) as a wholly-owned subsidiary of IRD.

Through these acquisitions, the Company has changed its business model from being solely an intellectual property licensing company, which developed, acquired, and licensed patented technologies, to a company focused on being a disciplined acquirer and manager of established technology companies offering products and services worldwide.  Refer to Note 3 to these consolidated financial statements for a detailed description of Quarterhill’s recent business combinations.